Financial risk management - Sensitivity analysis (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
scenario 1
Disclosure of credit risk exposure [line items]
Percentage of market curves and prices variation	1.00%
scenario 1 | Increase [Member]
Disclosure of credit risk exposure [line items]
IPCA coupon	R$ (4,737)	R$ (3,085)
IGP-M coupon	(16)	(21)
Pre-fixed rate	(1,533)
TR coupon	(800)	(850)
scenario 1 | Decrease [Member]
Disclosure of credit risk exposure [line items]
Pre-fixed rate		(470)
USD coupon	R$ (5)
Scenario 2
Disclosure of credit risk exposure [line items]
Percentage of market curves and prices variation	25.00%
Scenario 2 | Increase [Member]
Disclosure of credit risk exposure [line items]
IPCA coupon	R$ (561,583)	(421,495)
IGP-M coupon	0	(2,949)
Pre-fixed rate	(367,626)
TR coupon	(163,354)	(188,954)
Scenario 2 | Decrease [Member]
Disclosure of credit risk exposure [line items]
Pre-fixed rate		(162,809)
USD coupon	R$ (718)
Scenario 3
Disclosure of credit risk exposure [line items]
Percentage of market curves and prices variation	50.00%
Scenario 3 | Increase [Member]
Disclosure of credit risk exposure [line items]
IPCA coupon	R$ (1,046,456)	(784,028)
IGP-M coupon	(549)	(5,542)
Pre-fixed rate	(707,232)
TR coupon	(289,028)	(334,415)
Scenario 3 | Decrease [Member]
Disclosure of credit risk exposure [line items]
Pre-fixed rate		R$ (338,073)
USD coupon	R$ (1,447)